Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2009
Prospectus

Effective January 11, 2010, the following information supplements the information found in the "Fund Management" section beginning on page 23.

Nathan Strik is a member of FMR's Multi-Manager Group and co-manager of the energy sector of Advisor Balanced Fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

AIG-10-01 January 22, 2010
1.744347.127

Supplement to the
Fidelity® Advisor
Balanced Fund
Institutional Class
October 30, 2009
Prospectus

Effective January 11, 2010, the following information supplements the information found in the "Fund Management" section beginning on page 22.

Nathan Strik is a member of FMR's Multi-Manager Group and co-manager of the energy sector of Advisor Balanced Fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

AIGI-10-01 January 22, 2010
1.744350.121